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[SBG LOGO]
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Security Benefit Life Insurance Company                700 SW Harrison St.
Security Benefit Group, Inc.                           Topeka, Kansas 66636-0001
Security Distributors, Inc.                            (785) 431-3000
Security Management Company, LLC


A MESSAGE FROM SECURITY BENEFIT

In 1999, Security Benefit Life Insurance Company had another year of outstanding financial results. The driving forces behind our tremendous financial performance were consumers' demand for individual retirement products and the extension of our money management and customer service competencies.

As consumers focus on their future, they look to Security Benefit as a partner for developing personal retirement strategies. Our core competencies--money management and customer service--are very solid and the cornerstone of our stronghold in the market segments.

SBG IS A CLEAR CHOICE

There are many qualities that make partnering with Security Benefit a clear choice:

*  variety of retirement products
*  cutting edge service
*  pool of flexible and responsive employees
*  rich heritage of innovation and creativity
*  a rock solid financial foundation
*  a strong risk management philosophy

However, if we were asked to capture what makes partnering with Security Benefit a clear choice in one sentence, here's what we'd say--Security Benefit knows Wall Street and Main Street.

Wall Street and Main Street are among the most famous streets in America, but they're known better for their characteristics rather than their location. Everyone knows that Wall Street is in New York, but Wall Street is more of an adjective today than it is a noun. What are the characteristics of something that's Wall Street-like? It's fast paced, risky and high stress.

Likewise, Main Street has become an adjective. The characteristics of something that's Main Street-like are being friendly, courteous, relaxed, and having a real interest and concern for your neighbor.

Knowledge of both streets is one of our competitive advantages and it's why we are positioned for strong growth in the future.

SBG KNOWS WALL STREET

Even though Security Benefit operates out of America's Heartland in Topeka, Kansas--the exact opposite of the Wall Street-like atmosphere--we know Wall Street because of our experience, technology and people.

EXPERIENCE. We've been in the equities business for a long time. Security Benefit was one of the first in the industry to introduce a variable annuity and we were on the front end of the mutual fund explosion.* We're as interested in the return of customers' investments as we are in the return on customers' investments.

TECHNOLOGY. In today's computer age, we receive financial news and information at the same time as any other Wall Street professional. When that one important announcement comes across the wire, we receive the information in real time and our money managers can react appropriately.

PEOPLE. There's an abundance of investment talent and expertise grown in America's breadbasket and Security Benefit attracts its fair share. Here, our talent is moderately insulated from the steady stream of Wall Street noise, so they can focus on what they do best--manage money.

SECURITY BENEFIT KNOWS MAIN STREET

In order to survive in the financial services industry today, you need to be good at providing three things:

*  products with good performance
*  competitive product pricing
*  good customer service

But, in order to thrive in the industry, you need to be great at one of those things.

At Security Benefit, we've got good products with good performance and competitively priced. But, we've made a conscious decision to be great at customer service. In 1999, Dalbar, Inc. recognized Security Benefit for its great customer service--again.

Where does our ability to provide outstanding service stem from? It stems from everyone at Security Benefit having a deep knowledge of Main Street. Main Street is part of Americana. Our goal is to provide customers the high-touch, personalized service you receive when you enter an establishment on Main Street, USA.

In the year 2000 and beyond, we will invest in initiatives that enhance the value we offer to customers and make partnering with Security Benefit an even clearer choice. Thanks for choosing Security Benefit in 1999.

*Variable annuities and mutual funds distributed by Security Distributors, Inc.

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BOARD OF DIRECTORS

HOWARD R. FRICKE
CHAIRMAN OF THE BOARD AND CEO
Security Benefit Life Insurance Company
Topeka, Kansas

KRIS A. ROBBINS
PRESIDENT AND COO
Security Benefit Life Insurance Company
Topeka, Kansas

SISTER LORETTO MARIE COLWELL
PRESIDENT AND CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

JOHN C. DICUS
CHAIRMAN OF THE BOARD
Capitol Federal Savings & Loan Association
Topeka, Kansas

STEVEN J. DOUGLASS
CHAIRMAN AND CEO
Payless ShoeSource
Topeka, Kansas

WILLIAM W. HANNA
VICE CHAIRPERSON
Koch Industries
Wichita, Kansas

JOHN E. HAYES, JR.
CHAIRMAN OF THE BOARD AND CEO (Ret.)
Western Resources, Inc.
Topeka, Kansas

FRANK SABATINI
CHAIRMAN OF THE BOARD AND CEO
Capital City Bank
Topeka, Kansas

ROBERT C. WHEELER
CHAIRMAN AND CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas

NOTICE OF MEETING OF MEMBERS

The annual meeting of members of Security Benefit Mutual Holding Company (the "Mutual Holding Company") will be held on Tuesday, June 6, 2000 at 700 SW Harrison St., Topeka, Kansas at 1:00 p.m. Each owner of an insurance policy issued by Security Benefit Life Insurance Company is a member of the Mutual Holding Company and is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned no later than May 31, 2000.

For More Information Call 1-800-888-2461

This report is submitted only for the general information of Varilife insurance policyowners and and is not authorized for distribution to the public.

Enclosed are December 1999 financial reports for the variable life insurance separate account.

www.securitybenefit.com

                              FINANCIAL STATEMENTS

                                    VARILIFE

                  YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997
                       WITH REPORT OF INDEPENDENT AUDITORS

                                    Varilife

                              Financial Statements


                  Years ended December 31, 1999, 1998 and 1997


                                    CONTENTS


Report of Independent Auditors.................................................1

Audited Financial Statements

Balance Sheets.................................................................2
Statements of Operations and Changes in Net Assets.............................3
Notes to Financial Statements..................................................6

                         Report of Independent Auditors

The Contract Owners
Varilife
          and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of Varilife comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 1999, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of Varilife at December 31, 1999, and the individual and combined results of their operations and changes in their net assets for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000

                                    Varilife

                                 Balance Sheets

                                December 31, 1999

ASSETS

Investments:

   SBL Fund:

     Series A (Growth Series) - 2,134 shares at net
       asset value of $35.51 per share (cost, $72,373)...............   $ 75,785

     Series B (Growth-Income Series) - 5,904 shares at
       net asset value of $24.39 per share (cost, $158,252)..........    144,004

     Series C (Money Market Series) - 808 shares at net
       asset value of $12.04 per share (cost, $10,056)...............      9,734

     Series D (Worldwide Equity Series) - 387 shares at
       net asset value of $9.08 per share (cost, $2,344).............      3,513

     Series E (High Grade Income Series) - 299 shares at
       net asset value of $10.55 per share (cost, $3,496)............      3,153
                                                                         -------
Combined assets......................................................   $236,189
                                                                         =======

NET ASSETS

Net assets are represented by (NOTE 3):

   Growth Series:
     Accumulation units - 1,604 units at $47.25 per unit.............   $ 75,785

   Growth-Income Series:
     Accumulation units - 3,817 units at $37.73 per unit.............    144,004

   Money Market Series:
     Accumulation units - 561 units at $17.32 per unit...............      9,734

   Worldwide Equity Series:
     Accumulation units - 150 units at $23.47 per unit...............      3,513

   High Grade Income Series:
     Accumulation units - 153 units at $20.66 per unit...............      3,153
                                                                         -------
Combined net assets..................................................   $236,189
                                                                         =======
SEE ACCOMPANYING NOTES.

                                                              Varilife

                                          Statement of Operations and Changes in Net Assets

                                                    Year ended December 31, 1999

                                        GROWTH      GROWTH-INCOME     MONEY MARKET       WORLDWIDE        HIGH GRADE
                                        SERIES         SERIES           SERIES         EQUITY SERIES     INCOME SERIES     COMBINED
                                       ---------------------------------------------------------------------------------------------
Dividend distributions..............   $    241       $  3,061         $  3,276           $  ---            $  389        $   6,967
Expenses (NOTE 2):
   Mortality and expense risk fee...       (195)        (1,360)            (545)             (24)              (29)          (2,153)
   Administrative fee and
     insurance costs................       (178)          (496)            (532)             (41)              (52)          (1,299)
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss)........       (132)         1,205            2,199              (65)              308            3,515

Capital gain distributions..........        218         52,180              ---              347               ---           52,745

Realized gain (loss) on investments.      8,090            330             (386)              10               ---            8,044

Unrealized appreciation
  (depreciation) on investments.....     (4,384)       (52,891)            (167)             877              (514)         (57,079)
                                       ---------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments.............      3,924           (381)            (553)           1,234              (514)           3,710
                                       ---------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets resulting from operations.      3,792            824            1,646            1,169              (206)           7,225

Net assets at beginning of year.....     72,379        143,180            9,674            2,343             3,359          230,935

Varilife deposits (NOTES 2 AND 3)...     66,350            ---           64,764                1               ---          131,115

Terminations and withdrawals
  (NOTES 2 AND3)....................    (66,736)           ---          (66,350)             ---               ---         (133,086)
                                       ---------------------------------------------------------------------------------------------
Net assets at end of year...........   $ 75,785       $144,004         $  9,734           $3,513            $3,153        $ 236,189
                                       =============================================================================================

SEE ACCOMPANYING NOTES.

                                                              Varilife

                                          Statement of Operations and Changes in Net Assets

                                                    Year ended December 31, 1998

                                        GROWTH      GROWTH-INCOME     MONEY MARKET       WORLDWIDE        HIGH GRADE
                                        SERIES         SERIES           SERIES         EQUITY SERIES     INCOME SERIES     COMBINED
                                       ---------------------------------------------------------------------------------------------
Dividend distributions..............   $   338        $  2,296          $  469            $   29            $  197         $  3,329
Expenses (NOTE 2):
   Mortality and expense risk fee...      (589)         (1,275)            (87)              (20)              (30)          (2,001)
   Administrative fee and
     insurance costs................      (384)           (507)           (285)              (36)              (53)          (1,265)
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss)........      (635)            514              97               (27)              114               63

Capital gain distributions..........     4,314          14,583             ---               168               ---           19,065

Realized gain (loss) on investments.     1,244           4,290             (12)                6                 5            5,533

Unrealized appreciation
   (depreciation) on investments....     8,448         (11,400)             26               195                50           (2,681)
                                       ---------------------------------------------------------------------------------------------
Net realized and unrealized gain
   (loss) on investments............    14,006           7,473              14               369                55           21,917
                                       ---------------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations........    13,371           7,987             111               342               169           21,980

Net assets at beginning of year.....    67,928         143,103           9,563             2,001             3,190          225,785

Varilife deposits (NOTES 2 AND 3)...       ---             ---             ---               ---               ---              ---

Terminations and withdrawals
  (NOTES 2 AND 3)...................    (8,920)         (7,910)            ---               ---               ---          (16,830)
                                       ---------------------------------------------------------------------------------------------
Net assets at end of year...........   $72,379        $143,180          $9,674            $2,343            $3,359         $230,935
                                       =============================================================================================

SEE ACCOMPANYING NOTES.

                                                              Varilife

                                          Statement of Operations and Changes in Net Assets

                                                    Year ended December 31, 1997

                                         GROWTH      GROWTH-INCOME    MONEY MARKET       WORLDWIDE        HIGH GRADE
                                         SERIES         SERIES           SERIES        EQUITY SERIES     INCOME SERIES     COMBINED
                                       ---------------------------------------------------------------------------------------------
Dividend distributions .............   $     673       $  2,760        $    491           $   41            $  223        $   4,188
Expenses (NOTE 2):
   Mortality and expense risk fee ..        (784)        (1,172)           (236)             (18)              (27)          (2,237)
   Administrative fee and
     insurance costs ...............        (619)          (569)           (391)             (37)              (56)          (1,672)
                                       ---------------------------------------------------------------------------------------------
Net investment income (loss) .......        (730)         1,019            (136)             (14)              140              279

Capital gain distributions .........       6,295          6,849             ---               89               ---           13,233

Realized gain on investments .......      23,152            762           1,366                9                 4           25,293

Unrealized appreciation
   (depreciation) on investments ...     (11,726)        19,821            (553)             (15)               67            7,594
                                       ---------------------------------------------------------------------------------------------
Net realized and unrealized gain
   on investments ..................      17,721         27,432             813               83                71           46,120
                                       ---------------------------------------------------------------------------------------------
Net increase in net assets
   resulting from operations .......      16,991         28,451             677               69               211           46,399

Net assets at beginning of year ....      90,484        114,652          33,352            1,932             2,979          243,399

Varilife deposits (NOTES 2 AND 3) ..      61,090            ---          52,417              ---               ---          113,507

Terminations and withdrawals
   (NOTES 2 AND 3) .................    (100,637)           ---         (76,883)             ---               ---         (177,520)
                                       ---------------------------------------------------------------------------------------------
Net assets at end of year ..........   $  67,928       $143,103        $  9,563           $2,001            $3,190        $ 225,785
                                       =============================================================================================

SEE ACCOMPANYING NOTES.

                                    Varilife

                          Notes to Financial Statements

                        December 31, 1999, 1998 and 1997


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Varilife (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. All activity in the account relates to a variable life product sold by SBL. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stock and equivalents) and Series E (High Grade Income Series - emphasis on current income with security of principal).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc., a wholly-owned subsidiary of SBL. SMC engaged Oppenheimer Funds, Inc. to serve as subadvisor for the Worldwide Equity Series.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine realized gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold for the years ended December 31 was as follows:

                                         1999                         1998                         1997
                               ------------------------     ------------------------     ------------------------
                                COST OF       PROCEEDS       COST OF       PROCEEDS       COST OF       PROCEEDS
                               PURCHASES     FROM SALES     PURCHASES     FROM SALES     PURCHASES     FROM SALES
                               ------------------------     ------------------------     ------------------------
Growth Series ..............    $66,810       $67,110        $ 4,652        $9,893        $68,052       $102,034
Growth-Income Series .......     55,241         1,856         16,879         9,692          9,609          1,741
Money Market Series ........     68,040        67,427            469           372         52,902         77,504
Worldwide Equity Series ....        348            65            196            55            131             56
High Grade Income Series ...        388            80            197            83            223             83

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARILIFE SEPARATE ACCOUNT CONTRACT CHARGES

SBL deducts an administrative fee of $20 per month for the first 12 months and $5 per month thereafter. A deduction for insurance costs also is made monthly and is based on the insured's attained age, sex, rating class and policy value. A surrender charge is assessed against full surrenders of a policy during the first eight years of the policy, declining from 8% in the first year to 1% in the eighth year. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.9% of the net asset value of each contract.

When applicable, an amount for state premium taxes is deducted from each premium as provided by pertinent state law.

3. SUMMARY OF UNIT TRANSACTIONS

                                                                 UNITS
                                                        ------------------------
                                                         YEAR ENDED DECEMBER 31
                                                         1999     1998     1997
                                                        ------------------------
Growth Series:
   Varilife deposits ................................   1,460      ---     1,799
   Terminations, withdrawals and expense charges ....   1,498      274     3,137

Growth-Income Series:
   Varilife deposits ................................     ---      ---       ---
   Terminations, withdrawals and expense charges ....      13      249        18

Money Market Series:
   Varilife deposits ................................   3,863      ---     3,362
   Terminations, withdrawals and expense charges ....   3,882       17     4,937

Worldwide Equity Series:
   Varilife deposits ................................     ---      ---       ---
   Terminations, withdrawals and expense charges ....       3        3         2

High Grade Income Series:
   Varilife deposits ................................     ---      ---       ---
   Terminations, withdrawals and expense charges ....       3        3         2